Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of consolidation
A.	Basis of consolidation
1.	Acquisition of Subsidiaries

Upon acquisition of subsidiaries, the Company evaluates whether the acquisition is considered a business acquisition or an acquisition of an asset (or group of assets). If the Company reaches the conclusion that the subsidiary acquired is a considered a business, it accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. If the acquired subsidiary is not considered a business, the Company accounts for the acquisition as a purchase of assets. The Company uses the optional concentration test to determine the accounting treatment of such acquisitions. In applying the concentration test, an entity determines whether substantially all the fair value of the gross assets acquired is concentrated in a single asset or group of similar assets. If so, the asset is not considered a business. As of December 31, 2023, the acquisitions made by the Company were determined to be an acquisition of assets, see Note 5.

Contingent considerations transferred for acquisition of subsidiaries are recorded when the terms and conditions for payment of the consideration are met.

2.	Subsidiaries

Subsidiaries are entities controlled by the Group. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

3.	Non-controlling interests

Non-controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at fair value.

Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

Foreign currency transactions
B.	Foreign currency transactions

Transactions in foreign currencies are translated to USD which is the functional currency of Group entities at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between its cost in the functional currency on date of translation, and the monetary cost in foreign currency translated at the exchange rate at the end of the year.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

Financial instruments
C.	Financial instruments
1.	Non-derivative financial assets

Initial recognition and measurement of financial assets

The Group initially recognizes debt instruments issued on the date that they are created. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset.

Subsequent measurement and gains and losses

Financial assets at fair value through profit or loss

These assets are subsequently measured at fair value. Net gains and losses, including any interest income, are recognized in profit or loss.

2.	Non-derivative financial liabilities

Non-derivative financial liabilities include: finance lease liabilities, accounts payables and other payables.

Initial recognition of financial liabilities

Financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. Financial liabilities (other than financial liabilities at fair value through profit or loss) are recognized initially at fair value less any directly attributable transaction costs.

Subsequent measurement of financial liabilities

Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged, cancelled or transferred to equity.

3.	Derivative financial instruments

As part of the October 2023 capital raising agreement, the Company issued new warrants and amended previous warrants that were classified as derivative financial instruments.

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

The changes in fair value of these derivatives are recognized in profit or loss, as financing income or expense. The fair value of these derivatives is based on an evaluation and classified as level 3.

4.	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity.

Incremental costs directly attributable to an expected issuance of an instrument that will be classified as an equity instrument are recognized as an asset in deferred expenses in the statement of financial position. The costs are deducted from equity upon the initial recognition of the equity instruments, or are amortized as financing expenses in the statement of income when the issuance is no longer expected to take place.

5.	Issuance of parcel of securities

The consideration received from the issuance of parcel of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is allocated to equity.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the units, as described above.

As part of the October 2023 capital raising, the Company issued pre-funded warrants and amended terms for previous warrants. The Company classified the pre-funded warrants as an equity instrument due to their negligible exercise price.

The amended terms for previously issued warrants increased the fair value of those warrants. The amended terms were part of the capital raising and therefore the Company accounted for the increase in value as issuance cost.

Intangible assets
D.	Intangible assets
1.	Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involves research for new or substantially improved drug candidates and processes, the manufacturing of such candidates and the pre-clinical and clinical studies for these candidates. Development expenditure are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset. Currently all development costs are recognized in profit and loss as expense.

2.	Other intangible assets

Other intangible assets, including in-process research and development in respect of the Company’s acquisition of TyrNovo ,Famewave, Immunorizion, and asset purchased by Purple GmbH (see also Note 5), which have infinite useful lives, are measured at cost less accumulated impairment losses.

3.	Amortization

The Group examines the useful life of an intangible asset that is not periodically amortized at least once a year in order to determine whether events and circumstances continue to support the decision that the intangible asset has an indefinite useful life and if any impairment may be needed.

Impairment
E.	Impairment

Timing of impairment testing

The carrying amounts of the Group’s non-financial assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Once a year and on the same date, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains intangible assets that have indefinite useful lives.

Measurement of recoverable amount

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the assessments of market participants regarding the time value of money and the risks specific to the asset or cash-generating unit, for which the estimated future cash flows from the asset or cash-generating unit were not adjusted.

Recognition of impairment loss

An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

Loss per share
F.	Loss per share

The Group presents basic and diluted loss per share data for its ordinary share capital (including pre-funded warrants). Basic loss per share is calculated by dividing the loss attributable to holders of ordinary shares, by the weighted average number of ordinary shares outstanding during the year. The loss per share data is presented in the profit and loss statement as loss per ADS giving effect to the number of 10 shares per 1 ADS.

Employee benefits
G.	Employee benefits

The Group has a number of post-employment benefit plans. The plans are usually financed by deposits with insurance and pension companies, and they are classified as defined contribution plans and as defined benefit plans.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution pension plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payment transactions
H.	Share-based payment transactions

The grant date fair value of share-based payment awards granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based payment awards that are conditional upon meeting service and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.

Provisions
I.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

A provision for legal claims is recognized if, as a result of a past event, the Company has a present legal or constructive obligation and it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of obligation can be estimated reliably.

Financing income and expense
J.	Financing income and expense

Finance income comprises changes in the fair value of the financial liability through profit and loss, gains on changes in the fair value of financial assets at fair value through profit or loss and income from short- term and long-term deposits, foreign currency gains, and the reclassification of net gains and losses previously recognized in other comprehensive income on cash flow hedges of foreign currency.

Finance expenses include loss from exchange rate differences and interest fee.

Interest income or expense is recognized, using the effective interest method.

In the statements of cash flows, interest received is presented as part of cash flows from investing activities and interest paid is presented as part of cash flows from financing activities.

Income tax expense
K.	Income tax expense

Income tax comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to a business combination, or are recognized directly in equity or in other comprehensive income.

Deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

The Company has not recognized deferred tax assets as no future taxable profits are expected in the foreseeable future.

Leases
L.	Leases

Leased assets and lease liabilities

Contracts that award the Group control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-to-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group’s leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-to-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Depreciation of right-to-use asset

After lease commencement, a right-to-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over contractual lease period as follows: office lease from September 15 2020 for 5 years and 3.5 months.

Discontinued operations
M.	Discontinued operations

A discontinued operation is a component of the Group’s business that represents a separate major line of business that has been disposed of or is held for sale or distribution. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of operation is restated as if the operation had been discontinued from the start of the earliest comparative period.